Accounting Policies - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Held in escrow
Cash and Cash Equivalents [Line Items]
Restricted cash	$ 100	$ 0
Compensating balances
Cash and Cash Equivalents [Line Items]
Restricted cash	$ 300	$ 0